Share-based compensation reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	€ 13.8
Increase (decrease) through share-based payment transactions, equity	24.1	€ 8.1	€ 5.1
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.0	0.0
Reclassification of awards for settlement of tax liabilities	(7.1)	0.6	(16.9)
Ending balance, Reserve of share-based payments	31.4	13.8
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments	13.8	6.9	8.3
Ending balance, Reserve of share-based payments	31.4	13.8	6.9
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	0.6	0.6	0.8
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (decrease) through share-based payment transactions, equity	23.5	7.5	4.3
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.3	0.4	0.7
Restricted Shares | Non-Executive Director
Disclosure of reserves within equity [line items]
Reclassification of awards for settlement of tax liabilities	€ (6.2)	€ (0.8)	€ (5.8)